OPERATING EXPENSES - Salaries and employee benefit (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Salaries	$ 2,452,902	$ 2,286,471	$ 1,897,710
Bonuses	873,739	940,292	823,517
Private premium	628,882	651,048	423,261
Social security contributions	599,171	546,434	447,017
Indemnization payment	229,909	179,916	189,643
Other benefits	843,459	746,073	636,508
Total Salaries and employee benefit	$ 5,628,062	$ 5,350,234	$ 4,417,656